CONSOLIDATED BALANCE SHEETS (CAD) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	10.9	12.1
Accounts receivable (note 9)	110.9	116.5
Inventories (note 10)	155.5	140.2
Prepaids and other (note 11)	4.6	4.5
Assets held for sale (note 8)	1.5	5.7
Total Current Assets	283.4	279.0
Property, plant and equipment (note 12)	379.3	412.2
Other assets (note 13)	6.0	8.9
Total Assets	668.7	700.1
Current liabilities
Accounts payable and accrued liabilities (note 14)	137.3	119.7
Current portion of long-term debt (note 15)	3.0	2.0
Total Current Liabilities	140.3	121.7
Long-term debt (note 15)	326.1	301.8
Employee future benefits (note 16)	282.4	254.9
Other long-term obligations (note 17)	15.5	8.8
Total Liabilities	764.3	687.2
Shareholders’ equity (deficiency)
Common stock: no par value; unlimited shares authorized; issued and outstanding: 14,527,571 shares (December 31, 2013 - 14,527,571)	144.9	144.9
Preferred stock: par value determined at time of issue; authorized 100,000,000 shares; issued and outstanding: nil shares	0	0
Deficit	(235.1)	(162.8)
Accumulated other comprehensive income (loss) (note 19)	(5.4)	30.8
Shareholders' equity (deficiency)	(95.6)	12.9
Total Liabilities and Equity	668.7	700.1